September 16, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	MGI Funds (to be known as “Mercer Funds”) (the “Trust”), on behalf of: Mercer Emerging Markets Equity Fund (the “Fund”) (Class S) (Class Y-1) (Class Y-2) (Class Y-3) File Nos. 333-123467; 811-21732
Ladies and Gentlemen:
     Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a)(2) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 11 (Amendment No. 13 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including the Fund’s prospectuses and Statement of Additional Information, Part C and Exhibits. The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 and is intended to become effective 75 days from the date of filing.
     The principal purpose of the Amendment is to amend the Trust’s Registration Statement to register the Fund as a new series of the Trust. The Fund’s investment objective is to provide long-term total return, which includes capital appreciation and income.
     Please note that the Board of Trustees of the Trust has recently voted to change the name of the Trust from “MGI Funds” to “Mercer Funds”. This change will be implemented over the next sixty (60) days.
     This transmission contains a conformed signature page. One copy of the filing has been manually signed and held with the Trust’s records. As discussed with our filing examiner we intend to request acceleration for this filing shortly.
     If you have any questions or comments concerning the foregoing, please call me at 617-747-9570.
Sincerely,

/s/ Colin J. Dean Colin J. Dean, Esq.
Principal
Consulting. Outsourcing. Investments.